Ellington Financial Mortgage Trust 2022-4 ABS-15G

Exhibit 99.25

Tape Discrepancies
Scienna Id	Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXXX	1617559		Borrower DTI Ratio Percent	16.695%	8.390%	8.305%	8.30500%	Updated As Per Document Provided.	Initial